Discontinued Operations and Dissolution of Subsidiary (Details Narrative) - CAD ($)		12 Months Ended
	Feb. 29, 2016	Aug. 31, 2015	Aug. 31, 2018	Aug. 31, 2017
Reserve Quantities [Line Items]
Financial liabilities			$ 832,361	$ 529,823
Subsidiaries [Member]
Reserve Quantities [Line Items]
Financial liabilities				$ 893,990
Benchmark Enterprises Inc [Member] | Settlement and Exercise of Security Agreement [Member]
Reserve Quantities [Line Items]
Interest amount		$ 1,762,328
Number of shares issued		100,000
Gain on foreign exchange translation		$ 615,881
1354166 Alberta Ltd [Member] | Share Purchase And Debt Settlement Agreement [Member]
Reserve Quantities [Line Items]
Disposed interest for settlement of debt	$ 62,867
Gain on disposition	$ 68,489